Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2017
Loans receivable, net
Summary of loans receivable
	As of December 31,
	2016	2017
	RMB	RMB
Loans receivable - current portion	-	73,330
Loans receivable - non-current portion	73,330	-